CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2015
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 3:-   CASH AND CASH EQUIVALENTS

	December 31,
	2015	2014

Bank deposits in U.S. dollars (bearing an annual average interest rate of 0.51% for 2015)	$7,500	$-
Cash in banks	3,277	25,643

	$10,777	$25,643